Loan Payable - Related Party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest
Due date	Dec. 21, 2022
Loans payable - related party		$ 37,300	$ 46,100	$ 30,000